Description of Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) age
EBP, Description of Plan [Line Items]
Minimum age requirement | age	18
Participant account balances rolled-over from previous employers' qualified plans	$ 500,000
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Participant transfers restriction period	30 days
Note receivable from participant, minimum borrowing	$ 1,000
Note receivable from participant, maximum borrowing	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	1 year
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	5 years
Participant loan, interest rate	9.50%